Other income/ (expense) items (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of other income/ (expense) items
(a)   Profit on sale of redundant site

Credited to operating profit:
Profit on sale of redundant site	0.4	2.1	—
	0.4	2.1	—
(b)   Changes to defined benefit pension plans

Credited to operating profit:
Changes to defined benefit pension plans	—	0.6	18.0
	—	0.6	18.0
(c)   Restructuring and other expense

Charged to operating profit:
Rationalization of operations	(12.1)	(0.4)	(21.8)
Patent infringement litigation costs	(3.5)	(0.6)	(0.5)
Direct listing costs	(2.3)	—	—
Non-current asset impairments	(3.7)	—	—
Receivable impairment provision	—	(1.2)	—
I.P.O. related share based compensation charges	—	—	(0.1)
	(21.6)	(2.2)	(22.4)
(d)   Net gain / (loss) on acquisitions and disposals

(Charged)/credited to non-operating profit:
Merger and acquisition costs	(0.9)	(0.3)	(2.0)
Gain on bargain purchase	1.2	—	—
Remeasurement of deferred contingent consideration	1.0	0.5	—
	1.3	0.2	(2.0)